Lease Liabilities - Schedule Right-of-use Asset (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Leases [Abstract]
Right-of-use asset	$ 32,757	$ 38,506	$ 60,125	$ 68,516
Current lease liability	24,485	23,883	22,000
Long-term lease liability	$ 8,272	$ 14,624	$ 39,185